Revenue and Related Matters - Grant revenue (Details) - USD ($) $ in Thousands				3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 21, 2022	Mar. 24, 2022	Sep. 29, 2020	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues				$ 35,813	$ 31,549	$ 31,559	$ 30,804	$ 28,456	$ 25,824	$ 26,646	$ 23,500	$ 29,552	$ 59,260	$ 53,052	$ 102,260	$ 90,819	$ 79,698	$ 122,368	$ 105,522	$ 110,556
Research and development				8,104	7,210	7,739	6,128	4,987	5,843	6,829	7,257	6,880	11,115	14,137	23,015	18,854	20,966	26,064	26,809	28,383
Deferred revenue								(2,041)				(2,956)	(1,666)	(6,228)	826	(894)	(3,108)	(635)	(2,599)	(1,462)
Commitments and contingencies (Note 16)
RADx WP2
Contract value			$ 18,200
Grants Received											500			500
Research and development																				3,400
Commitments and contingencies (Note 16)					0													0
ADDF
Total revenues															400
Contract value		$ 2,300																2,300
Grants Received					2,300													2,300
Research and development						300										400		500	600
National Institutes of Health
Total revenues				300											600	500
Contract value	$ 1,700
Grants Received				1,100	600										1,100			600
Research and development															600	400		600
Grant revenue
Total revenues				$ 402	$ 352	$ 499	$ 156	$ 222	$ 213	$ 282	$ 75		$ 378	$ 75	930	$ 877	$ 357	1,229	570	5,217
Grant revenue | RADx WP2
Total revenues																		0	0	$ 5,200
Grant revenue | ADDF
Total revenues																		500	$ 600
Deferred revenue															$ (700)			1,100
Grant revenue | National Institutes of Health
Total revenues																		$ 700